Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Supplement dated June 18, 2019 to the Fund's Currently Effective Prospectus and Statement of Additional

Information (SAI)

John Mullman has announced his retirement from Jennison Associates LLC effective on or about March 31, 2020. As such, Mr. Mullman will no longer serve as a portfolio manager for the Portfolio effective on or about March 31, 2020. Benjamin F. Bryan, CFA and Sheetal Prasad, CFA will continue to serve as portfolio managers for the Portfolio. To reflect this change, the Prospectus and SAI are hereby revised as follows:

1.	The table in the section of the Prospectus entitled "Summary - Management of the Fund" is hereby revised by replacing the information pertaining to Mr. Mullman with the information set forth below:

	Investment	Subadviser	Portfolio Managers		Title	Service Date
Managers
	PGIM Investments	Jennison	John P. Mullman,		Managing Director	August 2005
	LLC	Associates LLC	CFA*
* Mr. Mullman has announced his retirement effective on or about March 31, 2020.
2.	In Part I of the SAI, the table entitled "Portfolio Managers: Information About Other Accounts" is hereby revised by replacing the information pertaining to Mr. Mullman with the information set forth below:

Other Funds and Investment Accounts Managed by the Portfolio
Managers
		Registered	Other Pooled
		Investment	Investment	Other
	Portfolio	Companies/Total	Vehicles/Total	Accounts/Total
	Managers	Assets	Assets	Assets
	John P.	2/$4,133,951,000	2/$189,544,000	None
Mullman,

CFA*

*Mr. Mullman has announced his retirement effective on or about March 31, 2020.

3.In Part I of the SAI, the table entitled "Portfolio Managers: Personal Investments and Financial Interests" is revised by replacing the following information pertaining to Mr. Mullman:

Personal Investments and Financial Interests of the

Portfolio Managers

Portfolio Managers	Investments and
Other Financial
Interests
in the Fund and
Similar Strategies
John P. Mullman, CFA*	Over $1,000,000

* Mr. Mullman has announced his retirement effective on or about March 31, 2020.

LR1219